Schedule of Reconciliation Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Revenue	$ 3,334,835	$ 2,430,216	$ 6,281,576	$ 5,168,519
Cost of revenue	1,916,253	1,268,244	3,607,888	2,684,203
Gross profit	1,418,582	1,161,972	2,673,688	2,484,316
Segment operating expenses	2,489,986	1,948,400	4,049,237	2,944,192
Total operating (loss) income	(1,071,404)	(786,428)	(1,375,549)	(459,876)
Unallocated expenses	426,949	280,738	863,969	562,049
Depreciation	45,976	45,595	92,054	90,955
Foreign exchange (gain) loss	1,937	21,064	62,373	(12,133)
Interest income	(7,119)	(5,764)	(20,391)	(6,238)
Stock awareness program	(16,468)		(81,349)
Stock-based compensation	44,174	45,581	89,212	89,449
Loss before income taxes	$ (1,566,853)	$ (1,173,642)	$ (2,381,417)	$ (1,183,958)